Summary of significant accounting policies, estimates and judgments (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Mandatory Reclassiciations From Adoption Of IFRS 9

The combined application of the business model and SPPI tests on adoption of IFRS 9 resulted in the reclassification of the following financial assets and liabilities.

	IFRS 9		IAS 39
	As at
	November 1, 2017		October 31, 2017
(Millions of Canadian dollars)	Measurement category	Carrying amount	Previous measurement category	Carrying amount
Financial assets:
Trading securities (1)	FVTPL	$2,572	Available-for-sale	$2,572
Trading securities (2)	FVTPL	398	Loans and receivables	398
Investment securities (3)	Amortized cost	23,602	Available-for-sale	23,473
Assets purchased under reverse repurchase agreements and securities borrowed (4)	FVTPL	11,720	Loans and receivables	11,720
Loans (2)	FVTPL	380	Loans and receivables	405
Loans (5)	FVOCI	547	Loans and receivables	540

Financial liabilities:
Other
Obligations related to assets sold under repurchase agreements and securities loaned (4)	FVTPL (designated)	$2,534	Amortized cost	$2,534

(1)	$833 million of equity securities previously classified as available-for-sale were reclassified to FVTPL by nature. $1,739 million of debt securities previously classified as available-for-sale whose cash flows are not solely payments of principal or interest were reclassified to FVTPL.
(2)	Loans and securities whose cash flows are not solely payments of principal or interest were reclassified to FVTPL.
(3)	Debt securities managed within a HTC business model were reclassified from available-for-sale to amortized cost. As at October 31, 2018, the fair value of these securities was $17,870 million. For the year ended October 31, 2018, $271 million of losses would have been recognized in OCI if the securities had not been reclassified.
(4)	Assets purchased under reverse repurchase agreements and securities borrowed previously classified as loans and receivables were reclassified to FVTPL as they are managed on a fair value basis. Obligations related to assets sold under repurchase agreements and securities loaned, previously measured at amortized cost, were designated as FVTPL as they are similarly managed on a fair value basis.
(5)	Loans managed under a business model to HTC&S were reclassified to FVOCI.

Financial Assets Designated As FVTPL Prior To The Adoption Of IFRS 9

The following financial assets previously designated as FVTPL were classified as FVTPL by nature because the assets are managed on a fair value basis or FVOCI as they are managed under a business model to HTC&S.

	IFRS 9		IAS 39
	As at
	November 1, 2017		October 31, 2017
(Millions of Canadian dollars)	Measurement category	Carrying amount	Previous Measurement category	Carrying amount
Financial assets:
Investment securities	FVOCI	$18	FVTPL (designated)	$18
Trading securities	FVTPL	4,291	FVTPL (designated)	4,291
Assets purchased under reverse repurchase agreements and securities borrowed	FVTPL	138,979	FVTPL (designated)	138,979
Loans	FVTPL	2,296	FVTPL (designated)	2,296
Other assets	FVTPL	1,212	FVTPL (designated)	1,212

Optional designations for financial assets and liabilities that have been made on transition to IFRS 9

In conjunction with the classification changes required by IFRS 9, the following optional designations have been made on transition to IFRS 9.

	IFRS 9		IAS 39
	As at
	November 1, 2017		October 31, 2017
(Millions of Canadian dollars)	Measurement category	Carrying amount	Previous measurement category	Carrying amount
Financial assets:
Investment securities (1)	FVOCI (designated)	$384	Available for sale	$384
Loans (2)	FVTPL (designated)	1,368	Loans and receivables	1,263

Financial liabilities:
Deposits (3)	FVTPL (designated)	$295	Amortized cost	$324

(1)	Certain equity securities that are not held for trading purposes have been designated as FVOCI.
(2)	Loans in our insurance business were designated as FVTPL to address an accounting mismatch with the related liabilities.
(3)	Certain deposits were designated as FVTPL to address an accounting mismatch with the related loans, which were reclassified to FVTPL because their cash flows are not solely payments of principal or interest.

Summary of Other Changes Resulting from Adoption of IFRS 9

The following table presents other changes resulting from the adoption of IFRS 9.

	IFRS 9		IAS 39
	As at
	November 1, 2017		October 31, 2017
(Millions of Canadian dollars)	Measurement category	Carrying amount	Previous measurement category	Carrying amount
Financial assets:
Investment securities (1)	Amortized cost	$7,220	Loans and receivables	$7,232
Investment securities (1)	Amortized cost	14,665	Held to maturity	14,845

(1)	Prior to the adoption of IFRS 9, certain financial assets were reclassified from available-for-sale to held-to-maturity or loans and receivables. Upon adoption of IFRS 9, these financial assets were remeasured as if they had always been carried at amortized cost and reclassified to Investment Securities.

Comparison of impairment allowances determined in accordance with IAS 39 and IAS 37 to the corresponding impairment allowance determined in accordance with IFRS 9

The following table is a comparison of impairment allowances determined in accordance with IAS 39 and IAS 37 to the corresponding impairment allowance determined in accordance with IFRS 9 as at November 1, 2017.

	IAS 39 / IAS 37 as at October 31, 2017			Transition Adjustments	IFRS 9 as at November 1, 2017
(Millions of Canadian dollars)	Collectively assessed (1)	Individually assessed	Total		Stage 1	Stage 2	Stage 3	Total
Debt securities at fair value through other comprehensive income (2) (3)	$–	$–	$–	$25	$3	$22	$–	$25
Debt securities at amortized cost (4)	–	–	–	54	9	45	–	54
Assets purchased under reverse repurchase agreements and securities borrowed at amortized cost	–	–	–	1	1	–	–	1
Loans at amortized cost	1,855	304	2,159	590	845	1,184	720	2,749
Customer liability under acceptances at amortized cost	–	–	–	20	15	5	–	20
Other assets at amortized cost	–	–	–	1	–	1	–	1
Off-balance sheet loan commitments and financial guarantees	91	–	91	143	104	130	–	234
Total allowance for credit losses	$1,946	$304	$2,250	$834	$977	$1,387	$720	$3,084

(1)	Includes the allowance for loans not yet identified as impaired and collectively-assessed allowances for impaired loans.
(2)	The allowance for credit losses on financial assets at FVOCI is presented in Other components of equity.
(3)	Previously available-for-sale debt securities under IAS 39.
(4)	Previously held-to-maturity securities under IAS 39.

Schedule of Reconciliations from IAS 39 to IFRS 9 for Consolidated Balance Sheets

The table below provides the reconciliations from IAS 39 to IFRS 9 for our Consolidated Balance Sheets, showing separately the impacts of adopting the IFRS 9 impairment, and classification and measurement, requirements. The related tax impacts are included in Other assets – Other.

Consolidated Balance Sheets

(Millions of Canadian Dollars)	As at October 31, 2017 IAS 39	Impact of classification and measurement	Impact of impairment	Total Impact	As at November 1, 2017 IFRS 9
Assets
Cash and due from banks	$28,407	$–	$–	$–	$28,407
Interest-bearing deposits with banks	32,662	–	–	–	32,662
Securities
Trading	127,657	2,952	–	2,952	130,609
Investment, net of applicable allowance	90,722	4,615	(54)	4,561	95,283
	218,379	7,567	(54)	7,513	225,892
Assets purchased under reverse repurchase agreements and securities borrowed	220,977	–	(1)	(1)	220,976

Loans
Retail	385,170	(8)	–	(8)	385,162
Wholesale	159,606	(7,535)	8	(7,527)	152,079
	544,776	(7,543)	8	(7,535)	537,241
Allowance for loan losses	(2,159)	–	(590)	(590)	(2,749)

Segregated fund net assets	1,216	–	–	–	1,216
Other
Customers’ liability under acceptances	16,459	–	(20)	(20)	16,439
Derivatives	95,023	–	–	–	95,023
Premises and equipment	2,670	–	–	–	2,670
Goodwill	10,977	–	–	–	10,977
Other intangibles	4,507	–	–	–	4,507
Other assets	38,959	(1)	217	216	39,175
	168,595	(1)	197	196	168,791
Total Assets	$1,212,853	$23	$(440)	$(417)	$1,212,436

Liabilities
Deposits
Personal	$260,213	$–	$–	$–	$260,213
Business and government	505,665	(29)	–	(29)	505,636
Bank	23,757	–	–	–	23,757
	789,635	(29)	–	(29)	789,606

Segregated fund net liabilities	1,216	–	–	–	1,216
Other
Acceptances	16,459	–	–	–	16,459
Obligations related to securities sold short	30,008	–	–	–	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	143,084	–	–	–	143,084
Derivatives	92,127	–	–	–	92,127
Insurance claims and policy benefit	9,676	106	–	106	9,782
Other liabilities	46,955	–	143	143	47,098
	338,309	106	143	249	338,558

Subordinated debentures	9,265	–	–	–	9,265
Total liabilities	1,138,425	77	143	220	1,138,645

Equity attributable to shareholders
Preferred shares	6,413	–	–	–	6,413
Common shares	17,703	–	–	–	17,703
Retained earnings	45,359	44	(602)	(558)	44,801
Other components of equity	4,354	(98)	19	(79)	4,275
	73,829	(54)	(583)	(637)	73,192
Non-controlling interests	599	–	–	–	599
Total equity	74,428	(54)	(583)	(637)	73,791
Total liabilities and equity	$1,212,853	$23	$(440)	$(417)	$1,212,436